BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation

2.1     Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs“) issued by the International Accounting Standards Board (the “IASB“) and the disclosure requirements of the Hong Kong Companies Ordinance. They have been prepared under the historical cost convention, except for equity investments at fair value through other comprehensive income and financial assets and liabilities at fair value through profit or loss which have been measured at fair value.

These financial statements are presented in thousands of Chinese Renminbi ("RMB") unless otherwise stated.

Going concern

As at December 31, 2018, the Group’s current liabilities exceeded its current assets by approximately RMB15,853 million (December 31, 2017: RMB21,693 million). The directors of the Company have considered the Group’s available sources of funds as follows:

•	The Group’s expected net cash inflows from operating activities in 2019;

•

Unutilized banking facilities of approximately RMB121,518 million as at December 31, 2018, of which amounts totalling RMB92,582 million will be subject to renewal during the next 12 months. The directors of the Company are confident that these banking facilities could be renewed upon expiration based on the Group’s past experience and good credit standing; and

•	Other available sources of financing from banks and other financial institutions given the Group’s credit history.

The directors of the Company believe that the Group has adequate resources to continue operations for the foreseeable future of not less than 12 months from December 31, 2018. The directors of the Company therefore are of the opinion that it is appropriate to adopt the going concern basis in preparing the consolidated financial statements.

Consolidation

The consolidated financial statements comprise the financial statements of the Company and all of its subsidiaries for the year ended December 31, 2018. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e, existing rights that give it the current ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee; and

•	The ability to use its power over the investee to affect its returns.

Generally, there is a presumption that a majority of voting rights result in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee;
•	Rights arising from other contractual arrangements; and
•	The Group’s voting rights and potential voting rights.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income ("OCI") are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognizes the assets (including goodwill) and liabilities of the subsidiary;
•	Derecognizes the carrying amount of any non-controlling interests;
•	Derecognizes the cumulative translation differences recorded in equity;
•	Recognizes the fair value of the consideration received;
•	Recognizes the fair value of any investment retained;
•	Recognizes any surplus or deficit in profit or loss; and
•

Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities.

(a)      Merger accounting for business combinations under common control

The consolidated financial statements incorporate the financial statements of the combining entities or businesses in business combinations under common control as if they had been combined from the date when the combining entities or businesses first came under the control of the ultimate holding company.

The net assets of the combining entities or businesses are consolidated using the carrying amount from the ultimate holding company’s perspective . No amount is recognized for goodwill or the excess of the Group‘s interest in the book value of the net assets over cost at the time of the common control combination, to the extent of the continuation of the ultimate holding company’s interest.

The consolidated statement of profit or loss and other comprehensive income includes the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under common control, where this is a shorter period, regardless of the date of the common control combination.

The comparative financial data have been restated to reflect the business combinations under common control which occurred during this year as disclosed in note 38.

Transaction costs, including professional fees, registration fees, costs of furnishing information to shareholders, costs or losses incurred in combining operations of the previously separate businesses and other costs incurred in relation to the common control combination that is to be accounted for by using the merger accounting method are recognized as expenses in the period in which they are incurred.

(b)      Acquisition method of accounting for other business combinations

The acquisition method of accounting is used to account for the acquisition of subsidiaries by the Group, other than common control combinations. The considerations transferred for the acquisition of a subsidiary are the fair values of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. On an acquisition-by-acquisition basis, the Group recognizes any non-controlling interest in the acquiree at the non-controlling interest’s proportionate share of the recognized amounts of the acquiree’s identifiable net assets. The excess of the consideration transferred, the amount recognized for non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets acquired is recorded as goodwill.

For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree's identifiable net assets. All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

If the business combination is achieved in stages, the previously held equity interest is remeasured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability is measured at fair value with changes in fair value recognized in profit or loss. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

(c)      Subsidiaries

A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are de-consolidated from the date that control ceases.

Inter-company transactions, balances, income and expenses on transactions between group companies are eliminated. Profits and losses resulting from inter-company transactions that are recognized in assets are also eliminated. Amounts reported by subsidiaries have been adjusted where necessary in the consolidated financial statements to conform with the policies adopted by the Group.

In the Company’s statement of financial position, as permitted under IFRS 1, the investments in subsidiaries acquired prior to January 1, 2008, being the date of transition to IFRS, are stated at deemed cost as required under the previously adopted accounting standards. Subsidiaries acquired after that date that are not classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are stated at cost less provision for impairment losses. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.

Changes in accounting policies and disclosures

2.2     Changes in accounting policies and disclosures

The Group has adopted the following new and revised IFRSs for the first time for the current year’s financial statements.

Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
IFRS 9	Financial Instruments
IFRS 15	Revenue from Contracts with Customers
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue from Contracts with Customers
Amendments to IAS 40	Transfers of Investment Property
IFRIC 22	Foreign Currency Transactions and Advance Consideration
Annual Improvements 2014-2016 Cycle	Amendments to IFRS 1 and IAS 28

Except for the amendments to IFRS 4 and Annual Improvements 2014-2016 Cycle, which are not relevant to the preparation of the Group’s financial statements, the nature and the impact of the new and revised IFRSs are described below:

(a)Amendments to IFRS 2 address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding a certain amount in order to meet an employee’s tax obligation associated with the share-based payment; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash-settled to equity-settled. The amendments clarify that the approach used to account for vesting conditions when measuring equity-settled share-based payments also applies to cash-settled share-based payments. The amendments introduce an exception so that a share-based payment transaction with net share settlement features for withholding a certain amount in order to meet the employee’s tax obligation is classified in its entirety as an equity-settled share-based payment transaction when certain conditions are met. Furthermore, the amendments clarify that if the terms and conditions of a cash-settled share-based payment transaction are modified, with the result that it becomes an equity-settled share-based payment transaction, the transaction is accounted for as an equity-settled transaction from the date of the modification. The amendments have had no impact on the financial position or performance of the Group as the Group does not have any cash-settled share-based payment transactions and has no share-based payment transactions with net settlement features for withholding tax.

(b)IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement, impairment and hedge accounting.

The Group has recognized the transition adjustments against the applicable opening balances in equity at January 1, 2018. Therefore, the comparative information was not restated and continues to be reported under IAS 39.

Classification and measurement

The following information sets out the impacts of adopting IFRS 9 on the consolidated statement of financial position, including the effect of replacing IAS 39's incurred credit loss calculations with IFRS 9’s expected credit losses (“ECLs”).

A reconciliation between the carrying amounts under IAS 39 and the balances reported under IFRS 9 as at January 1, 2018 is as follows:

		IAS 39					IFRS 9
		measurement					measurement
						Fair value
	Notes	Category	Amount	Re-classification	ECL	adjustment	Amount	Category
			RMB'000	RMB'000	RMB'000	RMB'000	RMB'000
Assets
Financial assets
Trade and notes receivables		L&R	8,008,937	—	(112,407)	—	7,896,530	AC
Other current assets		L&R	6,487,548	—	(38,502)	—	6,449,046	AC
Other non-current assets		L&R	261,156	—	—	—	261,156	AC
Financial Assets at fair value through profit or loss		FVPL	9,534	—	—	—	9,534	FVPL
Cash and cash equivalents		L&R	27,835,866	—	—	—	27,835,866	AC
Restricted cash		L&R	2,168,192	—	—	—	2,168,192	AC
Available-for-sale financial investments	(i)	AFS	1,928,201	(1,928,201)	—	—	—	N/A
Equity investments designated at fair value through other comprehensive income	(i)	N/A	—	1,928,201	—	15,114	1,943,315	FVOCI (Equity)
			46,699,434	—	(150,909)	15,114	46,563,639

Total assets			199,816,799	—	(150,909)	15,114	199,681,004
Liabilities
Other liabilities
Deferred tax liabilities			993,742	—	—	3,641	997,383

Total Liabilities			134,074,203	—	—	3,641	134,077,844

1 L&R: Loans and receivables

2 AC: Financial assets or financial liabilities at amortized cost

3 FVPL: Financial assets at fair value through profit or loss

4 AFS: Available-for-sale investments

5 FVOCI: Financial assets at fair value through other comprehensive income

Notes:

The Group has elected the option to irrevocably designate certain of its previous available-for-sale equity investments as equity investments at fair value through other comprehensive income.

Impairment

The following table reconciles the aggregate opening impairment allowances under IAS 39 to the ECL allowances under IFRS 9. Re-measurement equals to the effect of adoption of IFRS 9 in note 14 and note 15.

	Impairment allowances		ECL allowances
	under IAS 39	Re-measurement	under IFRS 9
	at December 31, 2017	(note 14/note 15)	at January 1, 2018
	RMB'000	RMB'000	RMB'000
Trade receivables	546,102	112,407	658,509
Other current assets	1,673,122	38,502	1,711,624
	2,219,224	150,909	2,370,133

Impact on reserves and accumulated losses

The impact of transition to IFRS 9 on reserves and accumulated losses is as follows:

Reserves and accumulated losses
RMB'000
Fair value reserve under IFRS 9 (gain on available-for-sale financial assets under IAS 39)
Balance as at December 31, 2017 under IAS 39	6,836
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	14,263
Deferred tax in relation to the above	(3,428)
Balance as at January 1, 2018 under IFRS 9	17,671

Accumulated losses
Balance as at December 31, 2017 under IAS 39	(3,368,095)
Adjustment due to business combinations under common control (note 38)	35,724
Recognition of expected credit losses for trade receivables under IFRS 9	(94,844)
Recognition of expected credit losses for current financial assets at amortized cost under IFRS 9	(38,502)
Balance as at January 1, 2018 under IFRS 9	(3,465,717)

Non-controlling interests
Balance as at December 31, 2017 under IAS 39	26,035,429
Adjustment due to business combinations under common control (note 38)	19,138
Remeasurement of equity investments designated at fair value through other comprehensive income previously measured at cost under IAS 39	851
Recognition of expected credit losses for trade receivables under IFRS 9	(17,563)
Deferred tax in relation to the above	(213)
Balance as at January 1, 2018 under IFRS 9	26,037,642

(c)IFRS 15 and its amendments replace IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a new five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The principles in IFRS 15 provide a more structured approach for measuring and recognising revenue. The standard also introduces extensive qualitative and quantitative disclosure requirements, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgements and estimates. The disclosures are included in note 4 to the financial statements. As a result of the application of IFRS 15, the Group has changed the accounting policy with respect to revenue recognition in note 2.27 to the financial statements.

The Group has adopted IFRS 15 using the modified retrospective method of adoption. The Group applied IFRS 15 to contracts that are initiated after the effective date and contracts that had remaining obligations as of the effective date. In respect of the prior periods, the Group retained prior period’s figures as reported under the previous standards, recognising the cumulative effect of applying IFRS 15 as an adjustment to the opening balance of equity as at January 1, 2018. The Group concluded that the transitional adjustment to be made on January 1, 2018 to accumulated losses upon initial adoption of IFRS 15 is nil. It is because the Group recognizes revenue upon the transfer of significant risks and rewards, which coincides with the fulfilment of performance obligations. Additionally, the Group’s contracts with customers generally has only one performance obligation.

The nature of the adjustments as at January 1, 2018 and the reasons for the significant changes in the consolidated statement of financial position as at December 31, 2018 are described below:

Consideration received from customers in advance

Before the adoption of IFRS 15, the Group recognized consideration received from customers in advance as other payables. Under IFRS 15, the amount is classified as contract liabilities.

Therefore, upon adoption of IFRS 15, the Group reclassified RMB1,372 million from other payables to contract liabilities as at January 1, 2018 in relation to the consideration received from customers in advance as at January 1, 2018.

As at December 31, 2018, under IFRS 15, RMB1,579 million was recorded as contract liabilities in relation to the consideration received from customers in advance for the sale of industrial products.

(d)Voluntary change in accounting policies for government grants

In 2018, the management of the Group performed an analysis on the nature of the Group’s government grants. After reassessing the gross vs. net presentation policy, management considered that presenting government grants in the net method can provide reliable and more relevant information about the effects of transactions to the users of the financial statements. As such, the Company proposed a voluntary change in the accounting policy.

Up to the year of 2017, the Group recognized and measured government grants according to the gross method:

Asset-related government grants are recognized when the government document designates that the government grants are used for constructing or forming long-term assets. Asset-related government grants are recognized as deferred income and are amortized evenly in profit or loss over the useful lives of the related assets. Income-related government grants that are used to compensate subsequent related expenses or losses of the Group are recognized as deferred income and recorded in profit or loss when the related expenses or losses are incurred. When the grants are used to compensate expenses or losses that were already incurred, they are directly recognized in profit or loss for the current period.

After the voluntary change in the accounting policy, the Group recognized government grants according to the net method. For asset related government grants, had the asset already existed upon receiving the government grant, the Group directly deducted the grant amount from the book value of the assets related to the government grant instead of recording the government grants as deferred income. For government grants related to income and expenses already incurred by the Group, which are specific to compensate certain cost and expenses, the Group would directly offset the grant amount against the related cost or expense.

The main effects of retrospective adjustments caused by the above accounting policy change on financial statements are as follows:

			After change in
	Before change in	Reclassification on	accounting policy
	accounting policy	change in	December 31,
Consolidated statement of financial position	December 31, 2017	accounting policy	2017
Assets:
Property, plant and equipment	96,430,815	(803,238)	95,627,577
Land use rights	3,746,602	(169,590)	3,577,012
Intangible Assets	10,653,175	(15,542)	10,637,633
	110,830,592	(988,370)	109,842,222

Total assets	200,805,169	(988,370)	199,816,799

Liabilities:
Other non-current liabilities	3,442,030	(988,370)	2,453,660

Total liabilities	135,062,573	(988,370)	134,074,203

			After change in
	Before change in	Reclassification on	accounting policy
	accounting policy	change in	December 31,
Consolidated statement of profit or loss and other comprehensive income	December 31, 2017	accounting policy	2017
Cost of sales	(166,494,842)	204,607	(166,290,235)
General and administration expenses	(4,604,055)	54,849	(4,549,206)
Other income	349,329	(259,456)	89,873
	(170,749,568)	—	(170,749,568)

Profit before tax	3,049,010	—	3,049,010

	Before change in	Reclassification on	After change in
	accounting policy	change in	accounting policy
Consolidated statement of financial position	December 31, 2018	accounting policy	December 31, 2018
Assets:
Property, plant and equipment	107,066,073	(872,704)	106,193,369
Land use rights	4,484,055	(203,764)	4,280,291
Intangible Assets	12,881,804	(2,439)	12,879,365
Other non-current assets	4,446,938	(4,294)	4,442,644
	128,878,870	(1,083,201)	127,795,669

Total assets	201,959,315	(1,083,201)	200,876,114

Liabilities:
Other non-current liabilities	3,521,365	(1,083,201)	2,438,164

Total liabilities	134,290,113	(1,083,201)	133,206,912

	Before change in	Reclassification on	After change in
	accounting policy	change in	accounting policy
Consolidated statement of profit or loss and other comprehensive income	December 31, 2018	accounting policy	December 31, 2018
Cost of sales	(167,254,868)	225,452	(167,029,416)
General and administration expenses	(4,540,590)	582,523	(3,958,067)
Research and development expenses	(630,815)	3,942	(626,873)
Selling and distribution expenses	(2,496,977)	44	(2,496,933)
Other income	947,328	(811,961)	135,367
	(173,975,922)	—	(173,975,922)

Profit before tax	2,303,511	—	2,303,511

(e)Amendments to IAS 40 clarify when an entity should transfer property, including property under construction or development, into or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use. The amendments have had no impact on the financial position or performance of the Group.

(f)IFRIC 22 provides guidance on how to determine the date of the transaction when applying IAS 21 to the situation where an entity receives or pays advance consideration in a foreign currency and recognizes a non-monetary asset or liability. The interpretation clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset (such as a prepayment) or non-monetary liability (such as deferred income) arising from the payment or receipt of the advance consideration. If there are multiple payments or receipts in advance of recognising the related item, the entity must determine the transaction date for each payment or receipt of the advance consideration. The interpretation has had no impact on the Group’s financial statements as the Group’s accounting policy for the determination of the exchange rate applied for initial recognition of non-monetary assets or non-monetary liabilities is consistent with the guidance provided in the interpretation.

Issued but not yet effective International Financial Reporting Standards

2.3     Issued but not yet effective International Financial Reporting Standards

The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective, in these financial statements.

Amendments to IFRS 3	Definition of a Business[2]
Amendments to IFRS 9	Prepayment Features with Negative Compensation[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[4]
IFRS 16	Leases[1]
IFRS 17	Insurance Contracts[3]
Amendments to IAS 1 and IAS 8	Definition of Material[2]
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement[1]
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures[1]
IFRIC 23	Uncertainty over Income Tax Treatments1
Annual Improvements 2015-2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23[1]

[1]Effective for annual periods beginning on or after January 1, 2019

[2]Effective for annual periods beginning on or after January 1, 2020

[3]Effective for annual periods beginning on or after January 1, 2021

4No mandatory effective date yet determined but available for adoption

Further information about those IFRSs that are expected to be applicable to the Group is described below.

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group expects to adopt the amendments prospectively from January 1, 2020.

Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed by the IASB in January 2016 and a new mandatory effective date will be determined after the completion of a broader review of accounting for associates and joint ventures. However, the amendments are available for adoption now.

IFRS 16 replaces IAS 17 Leases, IFRIC Interpretation 4 Determining whether an Arrangement contains a Lease, SIC‑15 Operating Leases - Incentives and SIC‑27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize assets and liabilities for most leases. The standard includes two elective recognition exemptions for lessees – leases of low-value assets and short-term leases. At the commencement date of a lease, a lessee will recognize a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. The right-of-use asset is subsequently measured at cost less accumulated depreciation and any impairment losses unless the right-of-use asset meets the definition of investment property in IAS 40, or relates to a class of property, plant and equipment to which the revaluation model is applied. The lease liability is subsequently increased to reflect the interest on the lease liability and reduced for the lease payments. Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees will also be required to remeasure the lease liability upon the occurrence of certain events, such as change in the lease term and change in future lease payments resulting from a change in an index or rate used to determine those payments. Lessees will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. Lessor accounting under IFRS 16 is substantially unchanged from the accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between operating leases and finance leases. IFRS 16 requires lessees and lessors to make more extensive disclosures than under IAS 17. Lessees can choose to apply the standard using either a full retrospective or a modified retrospective approach. The Group will adopt IFRS 16 from January 1, 2019. The Group plans to adopt the transitional provisions in IFRS 16 to recognize the cumulative effect of initial adoption as an adjustment to the opening balance of accumulated losses at January 1, 2019 and will not restate the comparatives. In addition, the Group plans to apply the new requirements to contracts that were previously identified as leases applying IAS 17 and measure the lease liability at the present value of the remaining lease payments, discounted using the Group's incremental borrowing rate at the date of initial application. The right-of-use asset will be measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the statement of financial position immediately before the date of initial application. The Group plans to use the exemptions allowed by the standard on lease contracts whose lease terms end within 12 months as of the date of initial application. During 2018, the Group has performed a detailed assessment on the impact of adoption of IFRS 16. The Group has estimated that right-of-use assets of RMB6,929 million and lease liabilities of RMB6,929 million will be recognized at January 1, 2019.

Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The Group expects to adopt the amendments prospectively from January 1, 2020.The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 28 clarify that the scope exclusion of IFRS 9 only includes interests in an associate or joint venture to which the equity method is applied and does not include long-term interests that in substance form part of the net investment in the associate or joint venture, to which the equity method has not been applied. Therefore, an entity applies IFRS 9, rather than IAS 28, including the impairment requirements under IFRS 9, in accounting for such long-term interests. IAS 28 is then applied to the net investment, which includes the long-term interests, only in the context of recognising losses of an associate or joint venture and impairment of the net investment in the associate or joint venture. The Group expects to adopt the amendments on January 1, 2019 and will assess its business model for such long-term interests based on the facts and circumstances that exist on January 1, 2019 using the transitional requirements in the amendments. The Group also intends to apply the relief from restating comparative information for prior periods upon adoption of the amendments.

IFRIC-Int 23 addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12 (often referred to as “uncertain tax positions”). The interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. The interpretation is to be applied retrospectively, either fully retrospectively without the use of hindsight or retrospectively with the cumulative effect of application as an adjustment to the opening equity at the date of initial application, without the restatement of comparative information. The Group expects to adopt the interpretation from January 1, 2019. The interpretation is not expected to have any significant impact on the Group’s financial statements.

Investments in joint ventures and associates

2.4      Investments in joint ventures and associates

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

The Group’s investments in associates and joint ventures are accounted for using the equity method, less any impairment losses

Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment, and tested for impairment when any indicators of impairment are identified.

The consolidated statement of profit or loss and other comprehensive income includes the Group’s share of the results of operations of the associate or joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the consolidated statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group’s share of profit or loss of an associate and a joint venture is shown in the consolidated statement of profit or loss and other comprehensive income and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, then recognizes the loss in profit or loss.

If an investment in an associate becomes an investment in a joint venture or vice versa, the retained interest is not remeasured. Instead, the investment continues to be accounted for under the equity method. In all other cases, upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and the proceeds from disposal is recognized in profit or loss.

When an investment in an associate or a joint venture is classified as held for sale, it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Segment reporting

2.5     Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-makers. The chief operating decision-makers, who are responsible for allocating resources and assessing the performance of the operating segments, have been identified as the presidents of the Company that make strategic decisions.

Related parties

2.6     Related parties

A party is considered to be related to the Group if:

(a)      the party is a person or a close member of that person’s family and that person:

(i)	has control or joint control over the Group;
(ii)	has a significant influence over the Group; or
(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)      the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;
(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);
(iii)	the entity and the Group are joint ventures of the same third party;
(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;
(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;
(vi)	the entity is controlled or jointly controlled by a person identified in (a);
(vii)	a person identified in (a) (i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and
(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

Fair value measurement

2.7     Fair value measurement

The Group measures its futures, options and forward contracts and equity investments at fair value at the end of each reporting period. Also, the fair values of financial instruments measured at amortized cost are disclosed in note 36.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

• In the principal market for the asset or liability; or
• In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 —   Based on quoted (unadjusted) prices in active markets for identical assets or liabilities

Level 2 —   Based on valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

Level 3 —   Based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Foreign currency translation

2.8     Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The consolidated financial statements are presented in RMB, which is the Company’s functional currency and the Group’s presentation currency.

Transactions and balances

Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item.

In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary asset or non-monetary liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.

Group companies

The results and financial positions of all the group entities (none of which has the currency of a hyper-inflationary economy) that has a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities in each statement of financial position presented are translated at the closing rates at the end of the reporting period;
(ii)

income and expenses in each statement of comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates at the dates of the transactions); and

(iii)

all resulting exchange differences are recognized in other comprehensive income. Upon disposal of a foreign operation, the other comprehensive income related to the foreign operation is reclassified to profit or loss.

Goodwill and fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate. Exchange differences arising are recognized in other comprehensive income.

Property, plant and equipment

2.9     Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any impairment losses. When an item of property, plant and equipment is classified as held for sale or when it is part of a disposal group classified as held for sale, it is not depreciated and is accounted for in accordance with IFRS 5. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Depreciation is calculated on the straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Buildings	8 - 45	years
Machinery	3 - 30	years
Transportation facilities	6 - 10	years
Office and other equipment	3 - 10	years

The depreciation method, residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period. An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the  relevant asset.

Construction in progress ("CIP") represents buildings under construction, and plant and equipment pending for installation, and is stated at cost less any impairment losses. Cost comprises construction expenditures, other expenditures necessary for the purpose of preparing the CIP for its intended use and those borrowing costs incurred before the asset is ready for its intended use that is eligible for capitalisation. CIP is transferred to property, plant and equipment when the CIP is ready for its intended use.

Intangible assets

2.10   Intangible assets

(a)      Goodwill

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets acquired, the difference is, after reassessment, recognized in profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group's cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or groups of cash-generating units, that is expected to benefit from the synergies of the combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the operating segment level.

Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. Impairment is determined by assessing the recoverable amount of the cash-generating unit to which the goodwill relates. Where the recoverable amount of the cash-generating unit is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period. Any impairment is recognized immediately as an expense and is not subsequently reversed.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

(b)      Mining rights and mineral exploration rights

The Group’s mineral exploration rights and mining rights relate to coal, bauxite and other mines.

(i)        Recognition

Mineral exploration rights and mining rights are initially recorded at cost which includes the acquisition consideration, qualifying exploration and other direct costs. The mineral exploration rights are stated at cost less any impairment, and the mining rights are stated at cost less any amortization and impairment.

(ii)       Reclassification

Mineral exploration rights are converted to mining rights when technical feasibility and commercial viability of extracting a mineral resource are demonstrable, and are subject to amortization when commercial production has commenced.

The Group assesses the stage of each mine under construction to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the unique nature of each mine construction project. The Group considers various relevant criteria, such as completion of a reasonable period of testing of the mine and equipment, ability to produce in saleable form (within specifications) and ability to sustain ongoing production to assess when a mine is substantially complete and ready for its intended use.

(iii)      Amortization

Amortization of bauxite and other mining rights (except for coal mining rights) is provided on a straight-line basis according to the shorter of the expiration date of the mining certificate and the mineable period of natural resources. Estimated mineable periods of the majority of the mining rights range from 3 to 30 years.

Coal mining rights are amortized on a unit-of-production basis over the economically recoverable reserves evaluated based on the reserves estimated in accordance with the standards in the Solid Mineral Resource/Reserve Classification of the PRC (GB/T17766‑1999) of the mine concerned.

(iv)      Impairment

An impairment review is performed when there are indicators that the carrying amount of the mineral exploration rights and mining rights may exceed their recoverable amounts. To the extent that this occurs, the excess is fully provided as an impairment loss.

(c)      Computer software

Acquired computer software licences are capitalized on the basis of the costs incurred to acquire and bring to use specific software. These costs are amortized over their estimated useful lives, which do not exceed 10 years. Costs associated with maintaining computer software programmes are recognized as an expense as incurred.

(d)      Primary aluminium production quota

Primary aluminium production quota are initially recorded at purchased costs incurred to acquire the quota. Amortization is calculated on the straight-line basis over the expected production period.

(e)      Other intangible assets

Other intangible assets mainly include profit-sharing rights of Maochang mine, which are initially recorded at costs incurred to acquire the specific right. Amortization is calculated on the straight-line basis over its estimated useful life. The estimated useful live of profit-sharing rights of Maochang mine is 22.5 years.

(f)      Periodic review of the useful lives and amortization method

For intangible assets with finite useful lives, the estimated useful lives and amortization method are reviewed annually at the end of each reporting period and adjusted when necessary.

Research and development costs

2.11   Research and development costs

Research and development expenditures are classified as research expenditures and development expenditures according to the nature of the expenditures and whether there is significant uncertainty of development activities transforming to assets.

Research expenditures are recognized in profit or loss for the current period. Development expenditures are recognized as assets when all of the following criteria are met:

(i)	it is technically feasible to complete the asset so that it will be available for use or sale;
(ii)	management intends to complete the asset and intends and has ability to use or sell it;
(iii)	it can be demonstrated that the asset will generate probable future economic benefits;
(iv)	there are adequate technical, financial and other resources to complete the development of the asset and management has the ability to use or sell the asset; and
(v)	the expenditure attributable to the asset during its development phase can be reliably measured.

Development expenditures that do not meet the criteria above are recorded in profit or loss for the current period as incurred. Development expenditures that have been recorded in profit or loss in previous periods will be not recognized as assets in subsequent periods. The Group has not had any development expenditure capitalized.

Impairment of non-financial assets

2.12   Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories, for example, goodwill or intangible assets with an indefinite useful life), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Investment properties

2.13  Investment properties

Investment properties are interests in land and buildings (including the leasehold interest under an operating lease for a property which would otherwise meet the definition of an investment property) held to earn rental income and/or for capital appreciation, rather than for use in the production or supply of goods or services or for administrative purposes; or for sale in the ordinary course of business. Such properties are measured initially at cost, including transaction costs. After initial recognition, the Group uses the cost model to measure all of its investment properties.

Depreciation is calculated on the straight-line basis to write off the cost to investment property’s residual value over its estimated useful life. The estimated useful lives are as follows:

Buildings	50	years
Land use rights	40-70	years

The carrying amounts of investment properties measured using the cost method are reviewed for impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Any gains or losses on the retirement or disposal of an investment property are recognized in profit or loss in the year of the retirement or disposal.

Non-current assets and disposal groups held for sale

2.14   Non-current assets and disposal groups held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered principally through a sales transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets or disposal groups and its sale must be highly probable. All assets and liabilities of a subsidiary classified as a disposal group are reclassified as held for sale regardless of whether the Group retains a non-controlling interest in its former subsidiary after the sale.

Non-current assets and disposal groups (other than financial assets) classified as held for sale are measured at the lower of their carrying amounts and fair values less costs to sell. Property, plant and equipment and intangible assets classified as held for sale are not depreciated or amortized.

Financial assets

2.15   Financial assets

Policies under IFRS 9 applicable from January 1, 2018

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition (applicable from January 1, 2018)” below.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

The Group measures financial assets at amortized cost if both of the following conditions are met:

•	Financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
•	Contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statement of profit or loss and other comprehensive income when the asset is derecognized, modified or impaired.

Financial assets designated at fair value through other comprehensive income (equity investments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under IAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to the statement of profit or loss. Dividends are recognized as other gains in the consolidated statement of profit or loss and other comprehensive income when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income. Equity investments designated at fair value through other comprehensive income are not subject to impairment assessment.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through other comprehensive income, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in profit or loss.

This category includes derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are also recognized as other gains in profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Impairment of financial assets

The Group recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Debt investments at fair value through other comprehensive income and financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables and contract assets which apply the simplified approach as detailed below.

Stage 1 –    Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 –    Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 –    Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables and contract assets that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For trade receivables and contract assets that contain a significant financial component and lease receivable, the Group chooses as its accounting policy to adopt the simplified approach in calculating ECLs with policies as described above.

Policies under IAS 39 applicable before January 1, 2018

Classification

The Group classifies its financial assets in the following categories: financial assets at fair value through profit or loss, loans and receivables and available-for-sale financial investments. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.

(i)     Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purposes of sale in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments as defined by IAS 39.

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with positive net changes in fair value presented as other income and gains and negative net changes in fair value presented as finance costs in profit or loss. These net fair value changes do not include any dividends or interest earned on these financial assets, which are recognized in  accordance with the policies set out for "Revenue recognition” (applicable before January 1, 2018) below.

Financial assets designated upon initial recognition as at fair value through profit or loss are designated at the date of initial recognition and only if the criteria in IAS 39 are satisfied.

Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated as at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

(ii)     Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such assets are subsequently measured at amortized cost using the effective interest rate method less any allowance for impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and includes fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in other income and gains in profit or loss. The loss arising from impairment is recognized in profit or loss in finance costs for loans and in impairment losses of financial assets for receivables.

(iii)    Available-for-sale financial investments

Available-for-sale financial investments are non-derivative financial assets in listed and unlisted equity investments and debt securities. Equity investments classified as available for sale are those which are neither classified as held for trading nor designated as at fair value through profit or loss. Debt securities in this category are those which are intended to be held for an indefinite period of time and which may be sold in response to needs for liquidity or in response to changes in market conditions.

After initial recognition, available-for-sale financial investments are subsequently measured at fair value, with unrealized gains or losses recognized as other comprehensive income in the available-for-sale investment revaluation reserve until the investment is derecognized, at which time the cumulative gain or loss is recognized in profit or loss in other income, or until the investment is determined to be impaired, when the cumulative gain or loss is reclassified from the available-for-sale investment revaluation reserve to profit or loss in other gains. Interest and dividends earned whilst holding the available-for-sale financial investments are reported as interest income and dividend income, respectively and are recognized in profit or loss as other gains in accordance with the policies set out for "Interest income" and "Dividend income" below.

When the fair value of unlisted equity investments cannot be reliably measured because (a) the variability in the range of reasonable fair value estimates is significant for that investment or (b) the probabilities of the various estimates within the range cannot be reasonably assessed and used in estimating fair value, such investments are stated at cost less any impairment losses.

The Group evaluates whether the ability and intention to sell its available-for-sale financial assets in the near term are still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets, the Group may elect to reclassify these financial assets if management has the ability and intention to hold the assets for the foreseeable future or until maturity.

For a financial asset reclassified from the available-for-sale category, the fair value carrying amount at the date of reclassification becomes its new amortized cost and any previous gain or loss on that asset that has been recognized in equity is amortized to profit or loss over the remaining life of the investment using the effective interest rate. Any difference between the new amortized cost and the maturity amount is also amortized over the remaining life of the asset using the effective interest rate. If the asset is subsequently determined to be impaired, then the amount recorded in equity is reclassified to profit or loss.

Recognition and measurement

All regular purchases and sales of financial assets are recognized on the trade date, that is the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace. Investments are initially recognized at fair value plus transaction costs, except in the case of financial assets recorded at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value and transaction costs are expensed in profit or loss. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership. Available-for-sale financial investments and financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortized cost using the effective interest method.

Impairment of financial assets

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that occurred after the initial recognition of the asset have an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganisation and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Group assesses whether impairment exists individually for financial assets.

The amount of any impairment loss identified is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset's original effective interest rate (i.e., the effective interest rate computed at initial recognition).

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in profit or loss. Interest income continues to be accrued on the reduced carrying amount using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans and receivables together with any associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group.

If, in a subsequent period, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to other gains in profit or loss.

Available-for-sale financial investments

For available-for-sale financial investments, the Group assesses at the end of each reporting period whether there is objective evidence that an investment or a group of investments is impaired.

If an available-for-sale asset is impaired, an amount comprising the difference between its cost (net of any principal payment and amortization) and its current fair value, less any impairment loss previously recognized in profit or loss, is removed from other comprehensive income and recognized in profit or loss.

In the case of equity investments classified as available-for-sale financial investments, a significant or prolonged decline in the fair value of the security below its cost is considered as an indicator that the securities are impaired. If any such evidence exists for available-for-sale financial investments, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in other comprehensive income – is removed from other comprehensive income and recognized in profit or loss. Impairment losses recognized in profit or loss on equity instruments are not reversed through profit or loss.

The determination of what is "significant" or "prolonged" requires judgement. In making this judgement, the Group evaluates, among other factors, the duration or extent to which the fair value of an investment is less than its cost.

In the case of debt instruments classified as available for sale, impairment is assessed based on the same criteria as financial assets carried at amortized cost. However, the amount recorded for impairment is the cumulative loss measured as the difference between the amortized cost and the current fair value, less any impairment loss on that investment previously recognized in profit or loss. Future interest income continues to be accrued based on the reduced carrying amount of the asset and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of finance income. Impairment losses on debt instruments are reversed through profit or loss if the subsequent increase in fair value of the instruments can be objectively related to an event occurring after the impairment loss was recognized in profit or loss.

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e. removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or
•

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a "pass-through" arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Policies under IFRS 9 from January 1, 2018 and policies under IAS 39 applicable before January 1, 2018

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include financial liabilities at fair value through profit or loss, loans and borrowings, trade and notes payables and other financial liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the consolidated statement of  profit or loss and other comprehensive income when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.

Financial liabilities at fair value through profit or loss (policies under IFRS 9 applicable from January 1, 2018)

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss and other comprehensive income. The net fair value gain or loss recognized in the consolidated statement of profit or loss and other comprehensive income does not include any interest charged on these financial liabilities.

Financial liabilities designated upon initial recognition as at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Gains or losses on liabilities designated at fair value through profit or loss are recognized in profit or loss, except for the gains or losses arising from the Group's own credit risk which are presented in other comprehensive income with no subsequent reclassification to t profit or loss. The net fair value gain or loss recognized in profit or loss does not include any interest charged on these financial liabilities.

Financial liabilities at fair value through profit or loss (policies under IAS 39 applicable before January 1, 2018)

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are acquired for the purpose of repurchasing in the near term. This category includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IAS 39. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the statement of profit or loss and other comprehensive income. The net fair value gain or loss recognized in the consolidated statement of profit or loss and other comprehensive income does not include any interest charged on these financial liabilities.

Financial liabilities designated upon initial recognition as at fair value through profit or loss are designated at the date of initial recognition and only if the criteria in IAS 39 are satisfied.

Financial guarantee contracts (policies under IFRS 9 applicable from January 1, 2018)

Financial guarantee contracts issued by the Group are those contracts that require a payment to be made to reimburse the holder for a loss it incurs because the specified debtor fails to make a payment when due in accordance with the terms of a debt instrument. A financial guarantee contract is recognized initially as a liability at its fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee. Subsequent to initial recognition, the Group measures the financial guarantee contracts at the higher of: (i) the ECL allowance determined in accordance with the policy as set out in "Impairment of financial assets (policies under IFRS 9 applicable from January 1, 2018)"; and (ii) the amount initially recognized less, when appropriate, the cumulative amount of income recognized.

Financial guarantee contracts (policies under IAS 39 applicable before January 1, 2018)

A financial guarantee contract is recognized initially as a liability at its fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee. Subsequent to initial recognition, the Group measures the financial guarantee contract at the higher of (i) the amount of the best estimate of the expenditure required to settle the present obligation at the end of the reporting period; and (ii) the amount initially recognized less, when appropriate, cumulative amortization.

Derecognition of financial liabilities (policies under IFRS 9 applicable from January 1, 2018 and IAS 39 applicable before January 1, 2018)

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.

Offsetting financial instruments

2.17   Offsetting financial instruments

Policies under IFRS 9 from January 1, 2018 and policies under IAS 39 applicable before January 1, 2018

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Derivative financial instruments

2.18   Derivative financial instruments

Policies under IFRS 9 from January 1, 2018 and policies under IAS 39 applicable before January 1, 2018

Initial recognition and subsequent measurement

The Group uses derivative financial instruments, such as futures and option contracts, to reduce its exposure to fluctuation in the price of primary aluminium and other products, to hedge its foreign currency risk and interest rate risk, respectively. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative.

Any gains or losses arising from changes in fair value of derivatives are taken directly to profit or loss.

Inventories

2.19   Inventories

Inventories comprise raw materials, work-in-progress, finished goods, spare parts and packaging materials and others, and are stated at the lower of cost and net realisable amount. Cost is determined using the weighted average method. Work-in-progress and finished goods comprise materials, direct labour and an appropriate proportion of all production overhead expenditure (based on the normal operating capacity). Borrowing costs are excluded.

Provision for impairment of inventories is usually determined by the excess of cost over the net realisable amount and recorded in profit or loss. Net realisable amounts are determined based on the estimated selling price less estimated conversion costs, selling expenses and related taxes in the ordinary course of business. The provision for or the reversal of provision for impairment of inventories is recognized within "Cost of sales" in profit or loss.

Trade and notes receivables

2.20   Trade and notes receivables

Trade and notes receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business. If collection of these receivables is expected in one year or less (or in the normal operating cycle of the business if longer), they are classified as current assets.

Trade and notes receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment.

Cash and cash equivalents

2.21   Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

Government grants

2.22   Government grants

Government grants are recognized when the Group fulfils the conditions attached to them and there is reasonable assurance that the grant will be received. When the government grant is in the form of monetary assets, it is measured at the actual amount received. When the government grant is in the form of non-monetary assets, the grant is recorded at the fair value of the non-monetary assets.

Asset-related government grants are recognized when the government document designates that the government grants are used for constructing or forming long-term assets. If the government document is inexplicit, the Group should make a judgement based on the basic conditions to obtain the government grants, and recognizes them as asset-related government grants if the conditions are to construct or to form long-term assets. Otherwise, the government grants should be income-related.

As described in note 2.2 (d), the Group has voluntarily changed the accounting policy for government grants on the presentation in the consolidated statement of financial position and the consolidated statement of profit or loss and other comprehensive income. The revised accounting policies are as follows:

For asset-related government grants that are related to non-current assets that already exist at the time of recognising the government grant, the grant is deducted from the carrying amount of the asset. The grant is recognized in profit or loss over the life of a depreciable asset by way of a reduced depreciation charge. If the asset is not yet purchased or constructed at the time of recognising the government grant, the grant is recognized as deferred income and will be deducted from the cost of the asset once the asset is recognized.

Income-related government grants that are specific to compensate expenses or costs that have already incurred directly recognized in profit or loss for the current period as deduction of the related expenses or costs. If the income-related government grants are specific to compensate future expenses or costs of the Group, they are recognized as deferred income and will be deducted from the related expenses or costs when the related expenses or costs are incurred.

Trade and notes payables and other payables

2.23   Trade and notes payables and other payables

Trade and notes payables and other payables are mainly obligations to pay for goods, equipment or services that have been acquired in the ordinary course of business from suppliers and service providers. These payables are classified as current liabilities if they are due within one year or less (or in the normal operating cycle of the business if longer).

Employee benefits

2.24   Employee benefits

Employee benefits mainly include salaries, bonuses, allowances and subsidies, pension insurance, social insurance and housing funds, labour union fees, employees’ education fees and other expenses related to the employees for their services. The Group recognizes employee benefits as liabilities during the accounting period when employees rendered the services and allocates the related cost of assets and expenses based on different beneficiaries.

(a)      Bonus plans

The expected cost of bonus plans is recognized as a liability when the Group has a present legal or constructive obligation as a result of services rendered by employees and a reliable estimate of the obligation can be made.

(b)      Retirement benefit obligations

The Group primarily pays contributions on a monthly basis to participate in a pension plan organised by the relevant municipal and provincial governments in the PRC. In 2018, the Group made monthly contributions at the rate of 20% (2017: 20%) of the qualified employees’ salaries. The municipal and provincial governments undertake to assume the retirement benefit obligations of all existing and future retired employees payable under these plans. The Group has no legal or constructive obligations for further contributions if the fund does not hold sufficient assets to pay all employees the benefit relating to their current and past services.

(c)      Other social insurance and housing funds

The Group provides other social insurance and housing funds to the qualified employees in the PRC based on certain percentages of their salaries. These percentages are not to exceed the upper limits of the percentages prescribed by the Ministry of Human Resources and Social Security of the PRC. These benefits are paid to social security organisations and the amounts are expensed as incurred. The Group has no legal or constructive obligations for further contributions if the fund does not hold sufficient assets to pay all employees the benefit relating to their current and past services.

(d)     Termination benefit obligations and early retirement benefit obligations

Termination and early retirement benefit obligations are payable when employment is terminated by the Group before the normal retirement date, or whenever an employee accepts voluntary redundancy and/or early retirement in exchange for these benefits. The Group recognizes termination and early retirement benefit obligations when it is demonstrably committed to either: terminating the employment of current employees according to a detailed formal plan without the possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy and/or early retirement. The specific terms vary among the terminated and early retired employees depending on various factors, including the position, length of service and district of the employees concerned. Benefits falling due for more than 12 months after the end of the reporting period are discounted to their present values.

Current and deferred income tax

2.25   Current and deferred income tax

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.

Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•

when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Perpetual securities

2.26   Perpetual securities

Perpetual securities are classified as equity if they are non-redeemable, or redeemable only at the issuer’s option, and any interest and distributions are discretionary. Interest and distributions on perpetual securities classified as equity are recognized as distributions within equity.

The perpetual securities issued by the Company are recognized as other equity instruments, and the perpetual securities issued by a subsidiary of the Company are recognized as non-controlling interests.

Revenue recognition

2.27   Revenue recognition

Applicable from January 1, 2018

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

(a)	Revenue from the sales (including sales of scrap and other materials)

Revenue from the sale of industrial products or scrap and other materials is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the industrial products.

(b)	Rendering of services

Revenue from services is recognized over time, using an input method to measure progress towards complete satisfaction of the service, because the customer simultaneously receives and consumes the benefits provided by the Group. Revenue is recognized on a straight-line basis because the entity's inputs are expended evenly throughout the performance period.

2.28   Contract liabilities

Applicable from January 1, 2018

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration that is due) from the customer. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

2.29   Interest income

Applicable from January 1, 2018

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

2.30   Dividend income

Applicable from January 1, 2018

Dividend income is recognized when the shareholders' right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.

2.31   Revenue recognition

Applicable before January 1, 2018

The Group recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the Group and when specific criteria have been met for each of the Group’s activities (see descriptions below).

(a)      Sales of goods

Revenue from the sales of goods is recognized when the significant risks and rewards of ownership have been transferred to the buyer, provided that the Group maintains neither managerial involvement to the degree usually associated with ownership, nor effective control over the goods sold.

(b)      Rendering of services

The Group provides machinery processing, transportation and packaging services and other services to third party customers. These services are recognized in the period when the related services are provided.

Interest income

2.32   Interest income

Applicable before January 1, 2018

Interest income is recognized using the effective interest method. When a loan or receivable is impaired, the Group reduces the carrying amount to its recoverable amount, being the estimated future cash flows discounted at the original effective interest rate of the instrument, and continues unwinding the discount as interest income. Interest income on impaired loans and receivables is recognized using the original effective interest rate.

Dividend income	2.33 Dividend income Applicable before January 1, 2018 Dividend income is recognized when the right to receive payment is established.
Leases

2.34   Leases

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases, including prepaid land lease payments under finance leases, are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The finance costs of such leases are charged to the statement of profit or loss and other comprehensive income so as to provide a constant periodic rate of charge over the lease terms.

Assets acquired through hire purchase contracts of a financing nature are accounted for as finance leases, but are depreciated over their estimated useful lives.

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Where the Group is the lessor, assets leased by the Group under operating leases are included in non-current assets, and rentals receivable under the operating leases are credited to the statement of profit or loss and other comprehensive income on the straight-line basis over the lease terms. Where the Group is the lessee, rentals payable under operating leases net of any incentives received from the lessor are charged to the statement of profit or loss and other comprehensive income on the straight-line basis over the lease terms.

Prepaid land lease payments under operating leases are initially stated at cost and subsequently recognized on the straight-line basis over the lease terms.

When the lease payments cannot be allocated reliably between the land and buildings elements, the entire lease payments are included in the cost of the land and buildings as a finance lease in property, plant and equipment.

Borrowing costs

2.35   Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

Dividend distribution

2.36   Dividend distribution

Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s and Company’s financial statements in the period in which the dividends are approved by the Company’s shareholders.

Provisions

2.37   Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as finance costs.